Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Instruments
Note 21. Financial Instruments
Fair Value of Financial Instruments
The Company uses a three-level fair value hierarchy to prioritize the inputs used to measure the fair value of its financial instruments. The three input levels are described as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

•	Level 2 : inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

•
Level
 3:
are unobservable inputs for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The Company measures the fair value of its financial assets and liabilities classified as level 1 and 2, applying the income approach method, which estimates the fair value based on expected cash flows discounted to net present value. The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2019 and 2018:

	2019				2018
	Level 1		Level 2		Level 1		Level 2
Derivative financial instruments asset	Ps.	91	Ps.	905	Ps.	—	Ps.	2,605
Derivative financial instruments liability		47		2,191		236		881
Trust assets of labor obligations		1,249		—		1,142		—
21.1 Total debt
The fair value of bank loans is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for debt of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2019 and 2018, which is considered to be level 1 in the fair value hierarchy (See Note 19).

21.2 Forward agreements to purchase foreign currency
The Company has entered into forward agreements to reduce its exposure to the risk of exchange rate fluctuations among the Mexican peso and other currencies.
These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Changes in the fair value of these forwards are recorded as part of “cumulative other comprehensive income”. Net gain/loss on expired contracts is recognized as part of foreign exchange or cost of goods sold, depending on the nature of the hedge in the consolidated income statements.
Net changes in the fair value of forward agreements that do not meet hedging criteria for hedge accounting are recorded in the consolidated income statements under the caption “market value gain on financial instruments”.
At December 31, 2019, the Company had the following outstanding forward agreements to purchase foreign currency:

			Fair Value
	Notional
Maturity Date	Amount		(Liability)		Asset
2020	Ps.	7,692	Ps.	(315)	Ps.	20
At December 31, 2018, the Company had the following outstanding forward agreements to purchase foreign currency:

			Fair Value
	Notional
Maturity Date	Amount		(Liability)		Asset
2019	Ps.	4,768	Ps.	(66)	Ps.	109
21.3 Options to purchase foreign currency
The Company has executed collar strategies to reduce its exposure to the risk of exchange rate fluctuations. A collar is a strategy that combines call and put options, limiting the exposure to the risk of exchange rate fluctuations in a similar way as a forward agreement.
These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Changes in the fair value of these options, corresponding to the intrinsic value, are initially recorded as part of “cumulative other comprehensive income”. Changes in the fair value, corresponding to the extrinsic value, are recorded in the consolidated income statements under the caption “market value gain on financial instruments,” as part of the consolidated net income. Net gain/(loss) on expired contracts including the net premium paid, is recognized as part of cost of goods sold when the hedged item is recorded in the consolidated income statements.
At December 31, 2019, the Company paid a net premium of Ps. 3 for the following outstanding collar options to purchase foreign currency:

			Fair Value
	Notional
Maturity Date	Amount		(Liability)		Asset
2020	Ps.	107	Ps.	—	Ps.	2

As of December 31, 2018, the Company paid a net premium of Ps. 43 million for the following outstanding collar options to purchase foreign currency:

			Fair Value
	Notional
Maturity Date	Amount		(Liability)		Asset
2019	Ps.	1,734	Ps.	(33)	Ps.	57
21.4 Cross-currency swaps
The Company has contracts denominated as interest and cross-currency swaps in order to reduce the risk emanated from interest rate and exchange rate fluctuation in the contracted credits denominated in USD, hedging the total contracted loans as of December 2019. Exchange rate swaps are designated as hedge instruments where the Company changes the debt profile to the functional currency to reduce the exchange rate fluctuation risk.
The fair value is estimated using market prices that would apply to terminate the contracts at the end of the period. For accounting purposes, the cross currency swaps are recorded as both, Cash Flow Hedges in regards to the foreign exchange risk, and Fair Value Hedges in regards to the interest rate risk and related foreign exchange risk. The fair value changes related to exchange rate fluctuations of the notional of those cross currency swaps and the accrued interest are recorded in the consolidated income statements. The remaining portion of the fair value changes, when designated as Cash Flow Hedges, are recorded in the consolidated balance sheet in “cumulative other comprehensive income”. If they are designated as Fair Value Hedges the changes in this remaining portion are recorded in the income statements as “market value (gain) loss on financial instruments”.
At December 31, 2019, the Company had the following outstanding cross currency swap agreements:

			Fair value
	Notional
Maturity Date	Amount		(Liability)		Asset
2020	Ps.	13,788	Ps.	(297)	Ps.	781
2021		—		—		—
2023		10,742		(594)		—
2027		6,596		(843)		—
At December 31, 2018, the Company had the following outstanding cross currency swap agreements:

			Fair Value
	Notional
Maturity Date	Amount		(Liability)		Asset
2019	Ps.	4,652	Ps.	—	Ps.	498
2020		14,400		(79)		969
2021		4,035		—		586
2023		11,219		(390)		135
2027		6,889		(42)		202
21.5 Interest Rate swaps
The Company has contracted a number of interest rate swaps to reduce its exposure to interest rate fluctuations associated with its debt denominated in BRL. These interest rate swaps, for accounting purposes are recorded as Cash Flows Hedges and the interest rate variation is recorded in the consolidated balance sheet as “cumulative other comprehensive income”.

At December 31, 2019, the Company had the following outstanding interest rate swap agreements:

			Fair value
	Notional
Maturity Date	Amount		(Liability)		Asset
2020	Ps.	4,365	Ps.	(142)	—
At December 31, 2018, the Company had the following outstanding interest rate swap agreements:

			Fair Value
	Notional
Maturity Date	Amount		(Liability)		Asset
2019	Ps.	4,013	Ps.	(49)	—
2020		4,559		(112)	—
2021		4,035		(110)	—
21.6 Treasury Lock contracts
The Company has contracted a number of treasury locks to reduce its exposure to interest rate fluctuations associated with its USD debt These treasury locks, for accounting purposes are recorded as Cash Flow Hedges and the interest rate variation is recorded in the consolidated balance sheet as “cumulative other comprehensive income”.
At December 31, 2019, the Company had the following outstanding treasury locks agreements:

			Fair value
	Notional
Maturity Date	Amount		(Liability)		Asset
2020	Ps.	10,365	Ps.	—	Ps.	102
21.7 Commodity price contracts
The Company has entered into various commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw materials. The fair value is estimated based on the market valuations to terminate the contracts at the end of the period. These instruments are designated as Cash Flow Hedges and the changes in their fair value are recorded as part of “cumulative other comprehensive income”.
The fair value of expired or sold commodity contracts are recorded in cost of goods sold with the hedged items.
As of December 31, 2019, the Company had the following aluminum price contracts:

			Fair value
	Notional
Maturity Date	Amount		(Liability)	Asset
2020	Ps.	394	Ps. (1)	Ps.	5
As of December 31, 2019, the Company had the following PX + MEG (resin) price contracts:

			Fair value
	Notional
Maturity Date	amount		(Liability)		Asset
2020	Ps.	320	Ps.	(28)	Ps.	—

As of December 31, 2019, the Company had the following sugar price contracts:

			Fair value
	Notional
Maturity Date	Amount		(Liability)		Asset
2020	Ps.	1,554	Ps.	(18)	Ps.	71
2021		98		—	Ps.	15
As of December 31, 2018, the Company had the following aluminum price contracts:

			Fair value
	Notional
Maturity Date	Amount		(Liability)		Asset
2019	Ps.	265	Ps.	(17)	Ps.	—
As of December 31, 2018, the Company had the following PX + MEG (resin) price contracts

			Fair value
	Notional
Maturity Date	Amount		(Liability)		Asset
2019	Ps.	1,303	Ps.	(131)	Ps.	—
As of December 31, 2018, the Company had the following sugar price contracts:

			Fair value
	Notional
Maturity Date	Amount		(Liability)		Asset
2019	Ps.	1,223	Ps.	(88)	Ps.	—

21.8 Option embedded in the Promissory Note to fund the Vonpar’s acquisition
On December 6, 2016, as part of the purchase price paid for the Company’s acquisition of Vonpar, Spal issued and delivered a three-year promissory note to the sellers, for a total amount of 1,166 million Brazilian reais. On November 14, 2018 Spal prepaid an amount for 103 million of USD (393 million of Brazilian real) (and the amount left as of December 31, 2018 is 1,000 million of Brazilian real). The promissory note beards interest at an annual rate of 0.375%, and was denominated and payable in Brazilian reais. The promissory note was linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note increased or decreased based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar. The holders of the promissory note had an option, that could be exercised prior to the scheduled maturity of the promissory note, to capitalize the Mexican peso amount equivalent to the amount payable under the promissory note into a recently incorporated Mexican company which would then be merged into the Company in exchange for Series L shares at a strike price of Ps.178.5 per share. On December 6, 2019 the Promissory Note matured and the option embedded expired worthless. As such, the Company paid a total amount of 1,000 million of Brazilian real (approximately Ps. 4,676) for the maturity of the Notes.

21.9 Net effects of expired contracts that met hedging criteria

Derivative	Impact in consolidated income statement	2019		2018		2017
Cross currency swaps (1)	Interest expense	Ps.	199	Ps.	157	Ps.	2,102
Cross currency swaps (1)	Foreign exchange		480		642		—
Interest rate swaps	Interest expense		515		—		—
Option to purchase foreign currency	Cost of good sold		(63)		(8)		—
Forward agreements to purchase foreign currency	Cost of good sold		(163)		240		89
Commodity Price contracts	Cost of good sold		(391)		(258)		(6)

(1)
The 2018 amount belong to the Brazilian swaps maturity and the amount for 2017 belongs to the maturity of the Mexico swaps portfolio. Both amounts are disclosed as part of the financial activities in each year.

21.10 Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

Derivative	Impact in profit and loss	2019		2018		2017
Forward agreements to purchase foreign currency	Market value (loss) gain on financial statements	Ps.	4	Ps.	(12)	Ps.	12
Cross currency swaps	Market value (loss) gain on financial statements	Ps.	(293)		(116)		337
21.11 Net effect of expired contracts that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in Consolidated Income Statement	2019		2018		2017
Cross-currency swaps	Market value (loss) on financial instruments	Ps.	(293)	Ps.	(186)	Ps.	(104)
Embedded derivatives	Market value gain on financial instruments		4		—		1
21.12 Risk management
The Company has exposure to the following financial risks:

•	Market risk;

•	Interest rate risk;

•	Liquidity risk; and

•	Credit risk
The Company determines the existence of an economic relationship between the hedging instruments and the hedged item based on the currency, amount and timing of their respective cash flows. The Company evaluates whether the derivative designated in each hedging relationship is expected to be effective and that it has been effective to offset changes in the cash flows of the hedged item using the hypothetical derivative method.
In these hedging relationships, the main sources of inefficiency are:

•
The effect of the credit risk of the counterparty and the Company on the fair value of foreign currency forward contracts, which is not reflected in the change in the fair value of the hedged cash flows attributable to change in the types of change; and

•	Changes in the period covered.

21.12.1 Market risk
The Company’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates, interest rates and commodity prices. The Company enters into a variety of derivative financial instruments to manage its exposure to foreign currency risk, interest rates risk and commodity prices risk including:

•	Forward Agreements to Purchase Foreign Currency in order to reduce its exposure to the risk of exchange rate fluctuations.

•	Options to purchase foreign currency in order to reduce its exposure to the risk of exchange rate fluctuations.

•	Cross-Currency Swaps in order to reduce its exposure to the risk of exchange rate fluctuations and interest rate changes.

•	Commodity price contracts in order to reduce its exposure to the risk of fluctuation in the costs of certain raw materials.
The Company tracks the fair value (mark to market) of its derivative financial instruments and its possible changes using scenario analyses. The following disclosures provide a sensitivity analysis of the market risks, which the Company is exposed to as it relates to foreign exchange rates, interests rates and commodity prices, which it considers in its existing hedging strategy:

Forward agreement to purchase U.S. Dollar (MXN/USD)	Change in USD rate	Effect on equity		Profit and loss effect
2019	(9%)	Ps.	(739)	Ps.	—
2018	(13%)		(365)		—
2017	(12%)		(602)		—

Forward agreement to purchase U.S. Dollar (BRL/USD)	Change in USD rate	Effect on equity		Profit and loss effect
2019	(13%)	Ps.	(155)	Ps.	—
2018	(16%)		(413)		—
2017	(14%)		(234)		—

Forward agreement to purchase U.S. Dollar (COP/USD)	Change in USD rate	Effect on equity		Profit and loss effect
2019	(10%)	Ps.	(54)	Ps.	—
2018	(12%)		(2)		—
2017	(9%)		(73)		—

Forward agreement to purchase U.S. Dollar (ARS/USD)	Change in USD rate	Effect on equity		Profit and loss effect
2019	(25%)	Ps.	(88)	Ps.	—
2018	(27%)		(522)		—

Forward agreement to purchase U.S. Dollar (UYU/USD)	Change in USD rate	Effect on equity		Profit and loss effect
2019	(5%)	Ps.	(23)	Ps.	—
2018	(8%)		(46)		—

Cross currency swaps (USD to MXN)	Change in USD rate	Effect on equity		Profit and loss effect
2019	(9%)	Ps.	(2,315)	Ps.	—
2018	(13%)		(3,130)		—
2017	(12%)		(3,540)		—

Cross currency swaps (USD to BRL)	Change in USD rate	Effect on equity		Profit and loss effect
2019	(13%)	Ps.	(645)	Ps.	—
2018	(16%)		(9,068)		—
2017	(14%)		(7,483)		—

Interest rate swaps (floating to fixed rates)	Change in BRL rate	Effect on equity		Profit and loss effect
2019	(100 bps )	Ps.	(37)	Ps.	—
2018	(100 bps )		(1,976)		—

Sugar price contracts	Change on sugar Price	Effect on equity		Profit and loss effect
2019	(24%)	Ps.	(255)	Ps.	—
2018	(30%)		(341)		—
2017	(30%)		(32)		—

Aluminum price contracts	Change on Aluminum price	Effect on equity		Profit and loss effect
2019	(15%)	Ps.	(1,164)	Ps.	—
2018	(22%)		(55)		—
2016	(16%)		(13)		—

Options to purchase foreign currency (MXN to USD)	Change on USD rate	Effect on equity		Profit and loss effect
2019	(10%)	Ps.	(6)	Ps.	—
2018	(13%)		(303)		—
21.12.2 Interest rate risk
Interest rate risk is the risk that the fair value or future cash flow of a financial instrument will fluctuate because of changes in market interest rates.
The Company is exposed to interest rate risk because it and its subsidiaries borrow funds at both fixed and variable interest rates. The risk is managed by the Company by maintaining an appropriate mix between fixed and variable rate borrowings, and by the use of the different derivative financial instruments. Hedging activities are evaluated regularly to align with interest rate views and defined risk appetite, ensuring the most cost-effective hedging strategies are applied.

The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings and which considers its existing hedging strategy:

Interest Rate Risk	Change in U.S.$ rate	Effect on (profit) or loss
2019	+100 bps	Ps.	(44)
2018	+100 bps	Ps.	(134)
2017	+100 bps		(251)
21.12.3 Liquidity risk
The Company’s principal source of liquidity has generally been cash generated from its operations. A significant majority of the Company’s sales are on a short-term credit basis. The Company has traditionally been able to rely on cash generated from operations to fund its capital requirements and its capital expenditures. The Company’s working capital benefits from the fact that most of its sales are made on a cash basis, while it generally pays its suppliers on credit. In recent periods, the Company has mainly used cash generated from operations to fund acquisitions. The Company has also used a combination of borrowings from Mexican and international banks and issuances in the Mexican and international capital markets to fund acquisitions.
Ultimate responsibility for liquidity risk management rests with the Company’s board of directors, which has established an appropriate liquidity risk management framework for the evaluation of the Company’s short-, medium- and long-term funding and liquidity requirements. The Company manages liquidity risk by maintaining adequate reserves, and continuously monitoring forecasted and actual cash flows and by maintaining a conservative debt maturity profile.
The Company has access to credit from national and international banking institutions in order to face treasury needs; besides, the Company has the highest rating for Mexican companies (AAA) given by independent rating agencies, allowing the Company to evaluate capital markets in case it needs resources.
As part of the Company’s financing policy, management expects to continue financing its liquidity needs with cash from operations. Nonetheless, as a result of regulations in certain countries in which the Company operates, it may not be beneficial or, practicable to remit cash generated in local operations to fund cash requirements in other countries. In the event that cash from operations in these countries is not sufficient to fund future working capital requirements and capital expenditures, management may decide, or be required, to fund cash requirements in these countries through local borrowings rather than remitting funds from another country. In the future management may finance our working capital and capital expenditure needs with short-term or other borrowings.
The Company’s management continuously evaluates opportunities to pursue acquisitions or engage in strategic transactions. The Company would expect to finance any significant future transactions with a combination of cash from operations, long-term indebtedness and capital stock.
See Note 19 for a disclosure of the Company’s maturity dates associated with its non-current
financial liabilities as of December 31, 2019.
The following table reflects all contractually fixed and variable pay-offs
for settlement, repayments and interest resulting from recognized financial liabilities. It includes expected gross cash outflows from derivative financial liabilities that are in place as of December 31, 2019.
Such expected net cash outflows are determined based on each particular settlement date of an instrument. The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2019.

(In millions of Ps)	2020		2021		2022		2023		2024		2025 and thereafter
Non-derivative financial liabilities:
Notes and bonds	Ps.	9,423	Ps.	2,500	Ps.	1,500	Ps.	24,461	Ps.	—	Ps.	19,807
Loans from banks		2,064		912		67		35		23		9,400
Derivatives financial liabilities (assets)		828		1,015		1,032		979		427		1,517
The Company generally makes payments associated with its financial liabilities with cash generated from its operations.
As of April 10, 2020 considering a 30% depreciation in the value of each local currency in the countries where we operate relative to the U.S. dollar since our closing as of December 31, 2019, as applied to our U.S. dollar-denominated indebtedness, cross-currency swap agreements and U.S. dollar cash balances at December 31, 2019, it would have resulted in a foreign exchange gain of Ps. 1,345 million.
21.12.4 Credit risk
Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has adopted a policy of only dealing with creditworthy counterparties, where appropriate, as a means of mitigating the risk of financial loss from defaults. The Company only transacts with entities that are rated the equivalent of investment grade and above. This information is supplied by independent rating agencies where available and, if not available, the Company uses other publicly available financial information and its own trading records to rate its major customers. The Company’s exposure and the credit ratings of its counterparties are continuously monitored and the aggregate value of transactions is spread amongst approved counterparties.
The Company has a high receivable turnover; hence management believes credit risk is minimal due to the nature of its businesses, which have a large portion of their sales settled in cash. The Company’s maximum exposure to credit risk for the components of the statement of financial position at December 31, 2019 and 2018 is the carrying amounts (see Note 7).
The credit risk for liquid funds and derivative financial instruments is limited because the counterparties are highly rated banks as designated by international credit rating agencies.
The Company manages the credit risk related to its derivative portfolio by only entering into transactions with reputable and credit-worthy counterparties as well as by maintaining a Credit Support Annex (CSA) that establishes margin requirements. As of December 31, 2019 the Company concluded that the maximum exposure to credit risk related with derivative financial instruments is not significant given the high credit rating of its counterparties.

21.13 Cash Flow hedges
As of December 31, 2019, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure (in millions of pesos)	3,742	2,086	—
Average exchange rate MXN/USD	20.00	20.20	—
Net exposure (in millions of pesos)	697	303	—
Average exchange rate BRL/USD	4.04	4.16	—
Net exposure (in millions of pesos)	220	85	—
Average exchange rate COP/USD	3,491	3,460	—
Net exposure (in millions of pesos)	137	—	—
Average exchange rate ARS/USD	79.23	—	—
Net exposure (in millions of pesos)	335	87	—
Average exchange rate UYU/USD	37.55	40.03	—
Foreign exchange currency option contracts
Net exposure (in millions of pesos)	107	—	—
Average exchange rate COP/USD	3,252	—	—
Foreign exchange currency swap contracts
Net exposure (in millions of pesos)	9,423	—	8,292
Average exchange rate MXN/USD	19.54	—	19.92
Net exposure (in millions of pesos)	—	4,365	9,046
Average exchange rate BRL/USD	—	3.41	4.00

Interest rate risk
Interest rate swaps
Net exposure (in millions of pesos)	—	4,365	—
Average interest rate	—	8.34%	—
Treasury Locks
Net exposure (in millions of pesos)	10,365	—	—
Average interest rate	1.81%	—	—

Commodities risk
Aluminum (in millions of pesos)	276	118	—
Average price (USD/Ton)	1,796	1,812	—
Sugar (in millions of pesos)	1,192	361	98
Average price (USD cent/Lb)	13.09	12.73	13.45
PX+MEG (in millions of pesos)	160	160	—
Average price (USD /Ton)	848	848	—

As of December 31, 2018, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure (in millions of pesos)	3,484	683	—
Average exchange rate MXN/USD	20.19	20.75	—
Net exposure (in millions of pesos)	805	337	—
Average exchange rate BRL/USD	3.75	3.83	—
Net exposure (in millions of pesos)	429	63	—
Average exchange rate COP/USD	2,851	2,976	—
Net exposure (in millions of pesos)	339	—	—
Average exchange rate ARS/USD	43.31	—	—
Net exposure (in millions of pesos)	196	159	—
Average exchange rate UYU/USD	32.9	33.97	—
Foreign exchange currency swap contracts
Net exposure (in millions of pesos)	—	—	18,502
Average exchange rate MXN/USD	—	—	19.72
Net exposure (in millions of pesos)	—	4,652	18,042
Average exchange rate BRL/USD	—	3.36	3.59

Interest rate risk
Interest rate swaps
Net exposure (in millions of pesos)	—	4,013	8,594
Average interest rate	—	6.29%	8.15%

Commodities risk
Aluminum (in millions of pesos)	189	75	—
Average price (USD/Ton)	1,975	1,986	—
Sugar (in millions of pesos)	725	498	—
Average price (USD cent/Lb)	12.86	13.11	—
PX+MEG (in millions of pesos)	739	565	—
Average price (USD /Ton)	1,077	1,040	—

As of December 31, 2018, the Company included the following cash flows hedge exposures:

In millions of pesos	Cash flow hedge reserve	Cash flow hedge costs	Remained balances of cash flow hedge reserve from which hedge accounting is not applied
Foreign exchange currency risk
Net sales, trade account receivables and borrowings	—	—	—
Purchase of stock	1	22	—

As of December 31, 2017, the Company included the following cash flows hedge exposures:

In millions of pesos	Cash flow hedge reserve	Cash flow hedge costs	Remained balances of cash flow hedge reserve from which hedge accounting is not applied
Foreign exchange currency risk
Net sales, trade account receivables and borrowings	—	—	—
Purchase of stock	—	11	—

As of December 31, 2018, cash flow financial instruments amounts and its related non-effective
portion were as follows:

In millions of pesos	Notional	Assets	Liabilities	Financial position category in which the cash flow hedge is included
Foreign exchange currency risk
Forward contracts: Net sales, trade accounts receivables and borrowings	—	—	—	Other investments including financial derivatives (assets), trade accounts payable (liabilities)

Purchase of stock	4,768	109	(66)

Exchange rate swaps	41,195	2,390	(511)

Interest rate risk
Swap interest rate	12,607	—	(271)	Other investments including financial derivatives (assets), trade accounts payable (liabilities)

Commodities risk
Aluminum	265	—	(17)
Sugar	1,223	—	(88)
PX+MEG	1,303	—	(131)